Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 21, 2021
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2021
Prospectus Date	rr_ProspectusDate	Jun. 21, 2021
Asian Growth Cubs ETF | Asian Growth Cubs ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUBS